Subsequent events - Vodafone Egypt (Details) - Nov. 04, 2020 - Vodafone Egypt - Acquired spectrum from the National Telecommunications Regulatory Authority - Subsequent events
€ in Millions, $ in Millions
	USD ($) item	EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Frequency of spectrum acquired in MHz	40
Frequency of spectrum available for auction in GHz	2.6
Licence term	10 years
Phase period	3 years
Initial payment for acquisition of spectrum	$ 270	€ 230
Number of further payments	2
Further payments for acquisition of spectrum	$ 135	€ 115